OTHER PAYABLES AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
OTHER PAYABLES AND ACCRUED EXPENSES
Employees and payroll accruals	$ 788	$ 525
Accrued expenses	2,366	551
Related parties	48	48
Total other payables and accrued expenses	$ 3,202	$ 1,124